LEASES - Condensed consolidated balance sheet (Details)	Dec. 31, 2019 USD ($)
Condensed consolidated balance sheet
Other non-current assets	$ 5,566,093
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent
Other payables and accrued expenses	$ 1,172,158
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Accounts Payable and Accrued Liabilities
Other liabilities	$ 4,372,418
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Total lease liabilities	$ 5,544,576